Share capital, share premium and own shares - Share capital and premium (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2019 GBP (£) Options £ / shares shares	Jun. 30, 2018 GBP (£) shares	Dec. 31, 2018 GBP (£) Options £ / shares shares
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares	£ 0.05		£ 0.05
Number of issued shares at beginning of year | shares	2,593,044,409	2,587,175,445	2,587,175,445
Number of shares issued under share-based schemes | shares	6,751,790		5,868,964
Number of issued shares at end of year | shares	2,599,796,199		2,593,044,409
At beginning of period	£ 17,267,000,000	£ 16,094,000,000	£ 16,094,000,000
Shares issued under share-based schemes	10,000,000	6,000,000
At end of period	19,695,000,000	15,890,000,000	17,267,000,000
Share capital
Disclosure of classes of share capital
At beginning of period	130,000,000	129,000,000	129,000,000
Shares issued under share-based schemes			1,000,000
At end of period	130,000,000	129,000,000	130,000,000
Share premium
Disclosure of classes of share capital
At beginning of period	1,964,000,000	1,948,000,000	1,948,000,000
Shares issued under share-based schemes	10,000,000	6,000,000	16,000,000
At end of period	£ 1,974,000,000	£ 1,954,000,000	£ 1,964,000,000
SAYE options
Options outstanding under save as you earn schemes
Shares under option | Options	3,808,687		4,885,804
SAYE options | Minimum
Options outstanding under save as you earn schemes
Exercise price	£ 9.01		£ 9.01
SAYE options | Maximum
Options outstanding under save as you earn schemes
Exercise price	£ 14.55		£ 14.55